SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Cash And Cash Equivalents) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at banks	$ 218,866,393	$ 183,078,440
United States of America, Dollars
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at banks	4,708,801	11,539,131
PRC Excluding Hong Kong [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at banks	$ 214,157,592	$ 171,539,309